Deferred income tax - Tax (charge)/credit recognized in income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Tax charges and credits
Tax (charge)/credit recognized in the income statement	$ (33)	$ (66)
Deferred tax assets not recognized in respect of tax losses	37	32
Tax losses	146	145
Provisions
Tax charges and credits
Temporary differences associated with investments in subsidiaries	0
Aggregate continuing and discontinued operations
Tax charges and credits
Tax (charge)/credit recognized in the income statement	20	65	$ 140
Aggregate continuing and discontinued operations | Tax losses
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(4)	18	(2)
Aggregate continuing and discontinued operations | Employee benefit obligations
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(11)	3	(21)
Aggregate continuing and discontinued operations | Depreciation timing differences
Tax charges and credits
Tax (charge)/credit recognized in the income statement	21	4	(6)
Aggregate continuing and discontinued operations | Provisions
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(2)	(1)	(26)
Aggregate continuing and discontinued operations | Other deferred tax assets
Tax charges and credits
Tax (charge)/credit recognized in the income statement	1	12	(12)
Aggregate continuing and discontinued operations | Intangible assets
Tax charges and credits
Tax (charge)/credit recognized in the income statement	19	52	155
Aggregate continuing and discontinued operations | Accelerated depreciation and other fair value adjustments
Tax charges and credits
Tax (charge)/credit recognized in the income statement	(12)	(20)	29
Aggregate continuing and discontinued operations | Other deferred tax liabilities
Tax charges and credits
Tax (charge)/credit recognized in the income statement	$ 8	$ (3)	$ 23